JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 54.7%
U.S. Treasury Bonds 7.63%, 2/15/2025	150,000	195,949
U.S. Treasury Notes
2.00%, 12/31/2021	4,378,000	4,466,586
2.00%, 2/15/2022	776,000	793,642
1.75%, 6/30/2022	200,000	205,070
1.50%, 8/15/2022	105,000	107,424
1.63%, 8/15/2022	482,000	494,125
1.50%, 9/15/2022	360,000	368,663
0.13%, 9/30/2022	64,000	63,975
1.88%, 9/30/2022	130,000	134,098
1.38%, 10/15/2022	900,000	920,566
2.00%, 10/31/2022	100,000	103,531
2.00%, 11/30/2022	655,000	679,102
1.63%, 12/15/2022	23,000	23,688
1.75%, 1/31/2023	600,000	620,672
2.00%, 2/15/2023	400,000	416,156
1.50%, 2/28/2023	705,000	726,095
1.50%, 3/31/2023	24,000	24,746
0.25%, 6/15/2023	2,857,000	2,862,580
0.13%, 7/15/2023	131,000	130,826
1.25%, 7/31/2023	467,000	480,353
2.75%, 7/31/2023	687,000	734,070
0.13%, 8/15/2023	864,000	862,785
2.75%, 11/15/2023	600,000	645,375
2.63%, 12/31/2023	15,000	16,119
2.75%, 2/15/2024	16,000	17,304
2.38%, 2/29/2024	2,627,000	2,811,301
2.13%, 3/31/2024	70,000	74,435
2.00%, 4/30/2024	480,000	509,063
2.25%, 4/30/2024	15,000	16,036
2.00%, 5/31/2024	335,000	355,728
1.75%, 6/30/2024	282,000	297,246
1.75%, 7/31/2024	717,000	756,435
1.50%, 9/30/2024	1,070,000	1,120,574
1.50%, 10/31/2024	280,000	293,475
1.50%, 11/30/2024	15,000	15,731
1.75%, 12/31/2024	545,000	577,487
1.38%, 1/31/2025	451,000	471,225
0.50%, 3/31/2025	310,000	312,592
0.38%, 4/30/2025	839,000	841,294
0.25%, 5/31/2025	515,000	513,431
0.25%, 6/30/2025	281,000	279,968
0.25%, 7/31/2025	135,000	134,473
0.25%, 8/31/2025	1,092,000	1,087,308
0.25%, 9/30/2025	703,000	699,650
0.25%, 10/31/2025	649,000	645,704

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,230,783)		27,906,656

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 25.0%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.13%, 3/1/2022	8,000	8,088
2.70%, 5/1/2022	6,000	6,132
4.88%, 5/1/2025	33,000	36,834
2.60%, 10/30/2025	10,000	10,176
General Dynamics Corp.
2.25%, 11/15/2022	16,000	16,526
3.25%, 4/1/2025	15,000	16,543
Leidos, Inc. 3.63%, 5/15/2025 (a)	15,000	16,707
Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,266
Northrop Grumman Corp. 2.55%, 10/15/2022	15,000	15,586
Precision Castparts Corp. 3.25%, 6/15/2025	18,000	19,914
Raytheon Technologies Corp.
2.50%, 12/15/2022 (a)	15,000	15,550
3.20%, 3/15/2024 (a)	15,000	16,153

		183,475

Air Freight & Logistics — 0.1%
FedEx Corp.
2.63%, 8/1/2022	15,000	15,546
4.00%, 1/15/2024	10,000	11,063
3.80%, 5/15/2025	10,000	11,307
United Parcel Service, Inc.
2.35%, 5/16/2022	8,000	8,227
2.20%, 9/1/2024	10,000	10,603

		56,746

Airlines — 0.1%
Southwest Airlines Co. 5.25%, 5/4/2025	34,000	38,750

Auto Components — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	17,000	18,747
Magna International, Inc. (Canada) 3.63%, 6/15/2024	10,000	10,946

		29,693

Automobiles — 0.2%
General Motors Co. 4.88%, 10/2/2023	15,000	16,571
Toyota Motor Corp. (Japan) 2.36%, 7/2/2024	76,000	80,665

		97,236

Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	200,930

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bank of America Corp.
2.50%, 10/21/2022	16,000	16,303
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	15,000	15,495
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	17,000	17,635
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	10,000	10,503
4.13%, 1/22/2024	15,000	16,591
4.20%, 8/26/2024	15,000	16,801
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	24,000	26,043
Series L, 3.95%, 4/21/2025	40,000	44,882
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	40,000	41,703
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	114,000	115,608
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	39,000	39,310
Bank of Montreal (Canada)
2.35%, 9/11/2022	24,000	24,887
Series E, 3.30%, 2/5/2024	5,000	5,415
2.50%, 6/28/2024	18,000	19,185
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b)	25,000	27,101
Bank of Nova Scotia (The) (Canada)
2.70%, 3/7/2022	15,000	15,466
2.00%, 11/15/2022	24,000	24,784
3.40%, 2/11/2024	17,000	18,471
2.20%, 2/3/2025	12,000	12,687
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	43,856
BNP Paribas SA (France) 3.25%, 3/3/2023	62,000	66,014
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	18,000	18,221
2.25%, 1/28/2025	20,000	21,204
0.95%, 10/23/2025	133,000	134,033
Citigroup, Inc.
2.90%, 12/8/2021	43,000	44,019
2.75%, 4/25/2022	16,000	16,496
4.05%, 7/30/2022	15,000	15,890
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	107,000	110,155
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	20,000	20,765
3.88%, 10/25/2023	7,000	7,695
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	12,000	13,016
Comerica, Inc. 3.70%, 7/31/2023	15,000	16,239
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	59,000	61,485

Investments	Principal Amount($)	Value($)
Fifth Third Bancorp
3.50%, 3/15/2022	25,000	25,935
4.30%, 1/16/2024	12,000	13,246
First Horizon Corp. 3.55%, 5/26/2023	24,000	25,338
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	25,000	26,710
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (b)	30,000	31,663
Huntington Bancshares, Inc.
2.30%, 1/14/2022	34,000	34,699
2.63%, 8/6/2024	17,000	18,207
4.00%, 5/15/2025	8,000	9,079
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 1/25/2022	13,000	13,362
2.50%, 2/15/2022	16,000	16,443
2.00%, 9/29/2022	23,000	23,750
2.00%, 10/4/2022	194,000	200,329
1.38%, 8/5/2024	70,000	72,701
2.50%, 11/20/2024	13,000	14,106
0.38%, 7/18/2025	26,000	25,935
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	54,000	58,499
Series 40, 0.50%, 5/27/2025	22,000	22,051
M&T Bank Corp. 3.55%, 7/26/2023	45,000	48,667
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	40,000	41,279
2.67%, 7/25/2022	35,000	36,272
3.41%, 3/7/2024	28,000	30,406
3.78%, 3/2/2025	9,000	10,083
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	5,000	5,236
MUFG Union Bank NA 2.10%, 12/9/2022	20,000	20,658
Natwest Group plc (United Kingdom) 6.00%, 12/19/2023	87,000	98,701
Oesterreichische Kontrollbank AG (Austria)
2.88%, 3/13/2023	24,000	25,407
3.13%, 11/7/2023	103,000	111,429
1.50%, 2/12/2025	41,000	42,780
0.38%, 9/17/2025	20,000	19,874
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	28,400
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	20,000	20,706
2.85%, 11/9/2022 (c)	12,000	12,576

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.50%, 1/23/2024	31,000	33,760
2.20%, 11/1/2024	20,000	21,173
Regions Financial Corp.
3.80%, 8/14/2023	15,000	16,313
2.25%, 5/18/2025	15,000	15,886
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	8,000	8,231
1.95%, 1/17/2023	28,000	28,946
3.70%, 10/5/2023	15,000	16,385
2.55%, 7/16/2024	20,000	21,364
Santander Holdings USA, Inc.
4.45%, 12/3/2021	38,000	39,361
3.40%, 1/18/2023	26,000	27,296
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	96,000	105,929
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	18,000	18,694
3.10%, 1/17/2023	18,000	19,011
3.94%, 10/16/2023	33,000	36,143
Synovus Financial Corp. 3.13%, 11/1/2022	16,000	16,549
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	30,000	32,531
2.65%, 6/12/2024	20,000	21,389
Truist Bank
3.00%, 2/2/2023	15,000	15,801
3.20%, 4/1/2024	10,000	10,836
Truist Financial Corp.
2.70%, 1/27/2022	48,000	49,234
2.20%, 3/16/2023	7,000	7,271
3.75%, 12/6/2023	22,000	24,067
2.85%, 10/26/2024	12,000	12,992
3.70%, 6/5/2025	6,000	6,770
US Bancorp
Series V, 2.63%, 1/24/2022	28,000	28,697
3.00%, 3/15/2022	50,000	51,590
2.95%, 7/15/2022	20,000	20,813
3.60%, 9/11/2024	7,000	7,736
Wells Fargo & Co. 2.63%, 7/22/2022	15,000	15,540
Series M, 3.45%, 2/13/2023	40,000	42,439
4.13%, 8/15/2023	15,000	16,376
3.75%, 1/24/2024	17,000	18,469
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	15,000	15,352
3.30%, 9/9/2024	17,000	18,547
3.00%, 2/19/2025	25,000	27,103
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	50,000	52,293
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	25,000	26,186

Investments	Principal Amount($)	Value($)
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	73,000	75,916

		3,506,404

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.15%, 1/23/2025	20,000	22,714
Beam Suntory, Inc. (Japan) 3.25%, 5/15/2022	10,000	10,307
Coca-Cola Co. (The)
1.75%, 9/6/2024	15,000	15,701
2.88%, 10/27/2025	15,000	16,654
Constellation Brands, Inc. 2.65%, 11/7/2022	15,000	15,601
Diageo Investment Corp. (United Kingdom)
2.88%, 5/11/2022	22,000	22,797
8.00%, 9/15/2022	10,000	11,337
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	19,000	20,381
3.40%, 11/15/2025	5,000	5,589
Molson Coors Beverage Co. 3.50%, 5/1/2022	7,000	7,304
PepsiCo, Inc.
2.75%, 3/5/2022	15,000	15,463
2.25%, 5/2/2022	8,000	8,213
3.10%, 7/17/2022	17,000	17,696
3.60%, 3/1/2024	20,000	21,861

		211,618

Biotechnology — 0.5%
AbbVie, Inc.
3.75%, 11/14/2023	40,000	43,728
3.85%, 6/15/2024	17,000	18,686
2.60%, 11/21/2024	37,000	39,590
3.80%, 3/15/2025	27,000	30,151
3.60%, 5/14/2025	15,000	16,691
Amgen, Inc.
2.70%, 5/1/2022	7,000	7,203
3.63%, 5/22/2024	15,000	16,420
1.90%, 2/21/2025	10,000	10,502
Baxalta, Inc. 4.00%, 6/23/2025	6,000	6,793
Gilead Sciences, Inc.
1.95%, 3/1/2022	23,000	23,419
3.25%, 9/1/2022	10,000	10,453
2.50%, 9/1/2023	22,000	23,143

		246,779

Building Products — 0.0% (d)
Carrier Global Corp. 2.24%, 2/15/2025 (a)	15,000	15,752

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Capital Markets — 1.8%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	10,000	11,136
Ares Capital Corp. 3.50%, 2/10/2023	5,000	5,201
Bank of New York Mellon Corp. (The)
1.95%, 8/23/2022	15,000	15,434
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (b)	42,000	43,388
1.60%, 4/24/2025	35,000	36,461
BGC Partners, Inc. 3.75%, 10/1/2024	21,000	21,570
Brookfield Finance, Inc. (Canada) 4.00%, 4/1/2024	15,000	16,470
Charles Schwab Corp. (The) 4.20%, 3/24/2025	20,000	22,923
CME Group, Inc. 3.00%, 9/15/2022	20,000	20,943
Deutsche Bank AG (Germany)
Series D, 5.00%, 2/14/2022	20,000	20,916
3.70%, 5/30/2024	43,000	46,169
Franklin Resources, Inc. 2.85%, 3/30/2025	15,000	16,337
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023	25,000	26,442
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	83,000	86,022
3.85%, 7/8/2024	15,000	16,522
3.50%, 4/1/2025	50,000	55,400
3.75%, 5/22/2025	15,000	16,765
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	20,000	21,797
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	10,000	10,994
Janus Capital Group, Inc. (United Kingdom) 4.88%, 8/1/2025	11,000	12,651
Moody’s Corp. 4.88%, 2/15/2024	17,000	19,078
Morgan Stanley
2.75%, 5/19/2022	20,000	20,686
3.13%, 1/23/2023	32,000	33,805
3.75%, 2/25/2023	20,000	21,436
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	13,000	13,011
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	60,000	64,490
Series F, 3.88%, 4/29/2024	15,000	16,585
3.70%, 10/23/2024	30,000	33,357
Northern Trust Corp. 2.38%, 8/2/2022	30,000	31,048
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (b)	23,000	23,759

Investments	Principal Amount($)	Value($)
3.10%, 5/15/2023	15,000	15,987
3.70%, 11/20/2023	8,000	8,796
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b)	12,000	13,183
3.55%, 8/18/2025	24,000	27,250
(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	48,000	50,974
Stifel Financial Corp. 4.25%, 7/18/2024	15,000	16,848

		933,834

Chemicals — 0.3%
Celanese US Holdings LLC 3.50%, 5/8/2024	15,000	16,224
Dow Chemical Co. (The) 3.50%, 10/1/2024	7,000	7,653
DuPont de Nemours, Inc.
4.21%, 11/15/2023	25,000	27,543
4.49%, 11/15/2025	10,000	11,651
Eastman Chemical Co. 3.60%, 8/15/2022	18,000	18,806
Linde, Inc. 2.70%, 2/21/2023	15,000	15,665
LYB International Finance BV 4.00%, 7/15/2023	15,000	16,293
Mosaic Co. (The) 4.25%, 11/15/2023	10,000	10,902
Nutrien Ltd. (Canada)
3.63%, 3/15/2024	16,000	17,432
3.00%, 4/1/2025	15,000	16,254
PPG Industries, Inc. 2.40%, 8/15/2024	15,000	15,906

		174,329

Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 2.90%, 4/1/2022	5,000	5,161
Republic Services, Inc. 2.50%, 8/15/2024	10,000	10,660
Waste Management, Inc. 2.90%, 9/15/2022	12,000	12,466

		28,287

Communications Equipment — 0.1%
Cisco Systems, Inc. 2.20%, 9/20/2023	27,000	28,323
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	5,000	5,197

		33,520

Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	154,415
Ally Financial, Inc.
4.13%, 2/13/2022	14,000	14,582
3.88%, 5/21/2024	35,000	38,161

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Express Co.
2.50%, 8/1/2022	15,000	15,510
2.65%, 12/2/2022	12,000	12,542
3.40%, 2/27/2023	26,000	27,659
3.70%, 8/3/2023	12,000	13,025
2.50%, 7/30/2024	30,000	31,972
American Honda Finance Corp.
2.60%, 11/16/2022	25,000	26,076
3.63%, 10/10/2023	16,000	17,453
1.20%, 7/8/2025	15,000	15,284
1.00%, 9/10/2025	15,000	15,140
Capital One Financial Corp.
3.05%, 3/9/2022	15,000	15,477
3.50%, 6/15/2023	6,000	6,434
3.90%, 1/29/2024	32,000	35,087
3.30%, 10/30/2024	15,000	16,341
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	12,000	12,453
0.65%, 7/7/2023	28,000	28,190
3.30%, 6/9/2024	12,000	13,132
3.25%, 12/1/2024	6,000	6,622
1.45%, 5/15/2025	15,000	15,549
0.80%, 11/13/2025	17,000	17,082
Discover Financial Services 3.85%, 11/21/2022	25,000	26,636
General Motors Financial Co., Inc.
3.45%, 1/14/2022	15,000	15,400
3.45%, 4/10/2022	15,000	15,460
3.25%, 1/5/2023	15,000	15,682
5.10%, 1/17/2024	55,000	61,487
2.90%, 2/26/2025	28,000	29,670
John Deere Capital Corp.
2.70%, 1/6/2023	23,000	24,147
3.45%, 6/7/2023	23,000	24,748
0.70%, 7/5/2023	7,000	7,063
2.65%, 6/24/2024	15,000	16,105
Navient Solutions LLC Zero Coupon, 10/3/2022	15,000	14,836
PACCAR Financial Corp. 2.00%, 9/26/2022	15,000	15,476
Toyota Motor Credit Corp.
2.63%, 1/10/2023	18,000	18,856
1.35%, 8/25/2023	18,000	18,471
0.80%, 10/16/2025	15,000	15,062

		867,285

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. 3.40%, 1/31/2022	15,000	15,547
National Rural Utilities Cooperative Finance Corp.
2.40%, 4/25/2022	15,000	15,410
(ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (b)	29,000	30,391

Investments	Principal Amount($)	Value($)
ORIX Corp. (Japan)
2.90%, 7/18/2022	5,000	5,182
4.05%, 1/16/2024	8,000	8,772
Private Export Funding Corp. Series II, 2.05%, 11/15/2022	38,000	39,269
Shell International Finance BV (Netherlands)
2.38%, 8/21/2022	20,000	20,734
3.40%, 8/12/2023	10,000	10,818
2.00%, 11/7/2024	23,000	24,214
Voya Financial, Inc. 3.13%, 7/15/2024	15,000	16,209

		186,546

Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.00%, 6/30/2022	35,000	36,294
4.45%, 4/1/2024	32,000	35,802
Verizon Communications, Inc.
5.15%, 9/15/2023	13,000	14,683
3.38%, 2/15/2025	22,000	24,453
0.85%, 11/20/2025	28,000	28,118

		139,350

Electric Utilities — 0.6%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	15,000	15,053
Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,769
Duke Energy Corp.
3.75%, 4/15/2024	8,000	8,790
0.90%, 9/15/2025	24,000	24,082
Edison International 4.95%, 4/15/2025	25,000	28,013
Entergy Louisiana LLC 4.05%, 9/1/2023	15,000	16,304
Florida Power & Light Co. 3.25%, 6/1/2024	15,000	16,205
Georgia Power Co. Series A, 2.20%, 9/15/2024	10,000	10,535
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	17,000	18,506
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	15,000	16,184
2.75%, 5/1/2025	10,000	10,834
Oncor Electric Delivery Co. LLC 2.75%, 6/1/2024	20,000	21,443
Pacific Gas and Electric Co.
1.75%, 6/16/2022	15,000	15,023
3.75%, 2/15/2024	23,000	24,327
3.45%, 7/1/2025	15,000	16,110
PPL Capital Funding, Inc. 3.50%, 12/1/2022	15,000	15,781
Public Service Co. of Colorado 2.25%, 9/15/2022	18,000	18,457
Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	16,213
Public Service Electric and Gas Co. 2.38%, 5/15/2023	15,000	15,643

		316,272

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland)
2.88%, 5/8/2022	24,000	24,846
3.38%, 4/3/2023	16,000	17,095
Eaton Corp. 2.75%, 11/2/2022	15,000	15,686
Legrand France SA (France) 8.50%, 2/15/2025	19,000	24,923

		82,550

Electronic Equipment, Instruments & Components — 0.0% (d)
Arrow Electronics, Inc. 4.00%, 4/1/2025	10,000	10,981
Flex Ltd. 5.00%, 2/15/2023	8,000	8,698

		19,679

Energy Equipment & Services — 0.0% (d)
Halliburton Co. 3.50%, 8/1/2023	10,000	10,627
Schlumberger Investment SA 3.65%, 12/1/2023	15,000	16,197

		26,824

Entertainment — 0.1%
TWDC Enterprises 18 Corp.
2.45%, 3/4/2022	20,000	20,517
2.35%, 12/1/2022	10,000	10,386
Walt Disney Co. (The) 1.75%, 8/30/2024	8,000	8,287

		39,190

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. 4.00%, 1/15/2024	15,000	16,525
American Campus Communities Operating Partnership LP 3.75%, 4/15/2023	16,000	16,814
American Tower Corp.
2.25%, 1/15/2022	15,000	15,306
3.38%, 5/15/2024	15,000	16,312
2.40%, 3/15/2025	8,000	8,497
AvalonBay Communities, Inc. 4.20%, 12/15/2023	6,000	6,600
Boston Properties LP 3.13%, 9/1/2023	15,000	15,930
Brixmor Operating Partnership LP 3.65%, 6/15/2024	15,000	16,016
CC Holdings GS V LLC 3.85%, 4/15/2023	42,000	45,095
Equinix, Inc.
2.63%, 11/18/2024	8,000	8,527
1.00%, 9/15/2025	29,000	29,045

Investments	Principal Amount($)	Value($)
ERP Operating LP 4.63%, 12/15/2021	15,000	15,505
Essex Portfolio LP 3.50%, 4/1/2025	15,000	16,594
GLP Capital LP 3.35%, 9/1/2024	16,000	16,424
Healthpeak Properties, Inc. 3.88%, 8/15/2024	15,000	16,613
Kimco Realty Corp.
3.40%, 11/1/2022	6,000	6,313
2.70%, 3/1/2024	15,000	15,730
Office Properties Income Trust 4.25%, 5/15/2024	15,000	15,535
Realty Income Corp. 3.88%, 4/15/2025	20,000	22,603
Sabra Health Care LP 4.80%, 6/1/2024	21,000	22,359
Simon Property Group LP
3.75%, 2/1/2024	25,000	27,057
3.50%, 9/1/2025	7,000	7,708
SL Green Operating Partnership LP 3.25%, 10/15/2022	15,000	15,422
Ventas Realty LP 3.13%, 6/15/2023	16,000	16,820
Washington 3.95%, 10/15/2022	15,000	15,648
Welltower, Inc. 4.00%, 6/1/2025	17,000	19,191

		444,189

Food & Staples Retailing — 0.2%
Costco Wholesale Corp. 2.30%, 5/18/2022	6,000	6,167
Kroger Co. (The) 2.95%, 11/1/2021	5,000	5,109
Sysco Corp. 5.65%, 4/1/2025	20,000	23,851
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	15,000	16,644
Walmart, Inc.
2.35%, 12/15/2022	24,000	24,982
2.55%, 4/11/2023	9,000	9,432
3.40%, 6/26/2023	16,000	17,221
2.65%, 12/15/2024	15,000	16,220

		119,626

Food Products — 0.2%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	17,357
Campbell Soup Co. 2.50%, 8/2/2022	6,000	6,200
Conagra Brands, Inc. 3.20%, 1/25/2023	10,000	10,504
General Mills, Inc. 3.15%, 12/15/2021	15,000	15,313
Hershey Co. (The) 3.38%, 5/15/2023	15,000	16,088

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Kellogg Co. 3.13%, 5/17/2022	10,000	10,389
Mondelez International, Inc. 0.63%, 7/1/2022	9,000	9,037
Tyson Foods, Inc. 3.90%, 9/28/2023	30,000	32,746

		117,634

Gas Utilities — 0.0% (d)
Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	18,339
ONE Gas, Inc. 3.61%, 2/1/2024	8,000	8,672

		27,011

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
2.55%, 3/15/2022	15,000	15,436
2.95%, 3/15/2025	5,000	5,485
Becton Dickinson and Co. 2.89%, 6/6/2022	15,000	15,500
Boston Scientific Corp. 3.38%, 5/15/2022	15,000	15,650
DH Europe Finance II SARL 2.20%, 11/15/2024	18,000	19,092
Stryker Corp. 1.15%, 6/15/2025	30,000	30,500
Zimmer Biomet Holdings, Inc. 3.15%, 4/1/2022	10,000	10,315

		111,978

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.75%, 11/15/2022	11,000	11,426
Anthem, Inc.
2.95%, 12/1/2022	7,000	7,336
3.50%, 8/15/2024	15,000	16,454
3.35%, 12/1/2024	15,000	16,503
Cardinal Health, Inc. 2.62%, 6/15/2022	20,000	20,608
Cigna Corp.
4.00%, 2/15/2022	8,000	8,220
3.00%, 7/15/2023	31,000	32,868
3.50%, 6/15/2024	10,000	10,915
4.13%, 11/15/2025	5,000	5,742
CommonSpirit Health 2.76%, 10/1/2024	16,000	16,962
CVS Health Corp.
3.70%, 3/9/2023	10,000	10,695
2.63%, 8/15/2024	17,000	18,191
4.10%, 3/25/2025	28,000	31,746
3.88%, 7/20/2025	33,000	37,280
HCA, Inc.
4.75%, 5/1/2023	18,000	19,657
5.25%, 4/15/2025	9,000	10,501

Investments	Principal Amount($)	Value($)
Humana, Inc. 3.15%, 12/1/2022	15,000	15,699
Laboratory Corp. of America Holdings
3.75%, 8/23/2022	7,000	7,334
3.60%, 2/1/2025	15,000	16,588
McKesson Corp. 2.70%, 12/15/2022	10,000	10,394
UnitedHealth Group, Inc.
3.35%, 7/15/2022	37,000	38,825
2.38%, 8/15/2024	15,000	15,975

		379,919

Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp. 2.90%, 6/25/2025	33,000	33,947
Marriott International, Inc. 3.60%, 4/15/2024	15,000	15,857
McDonald’s Corp.
3.35%, 4/1/2023	9,000	9,590
3.25%, 6/10/2024	15,000	16,362
Starbucks Corp.
3.10%, 3/1/2023	15,000	15,878
3.85%, 10/1/2023	15,000	16,293

		107,927

Household Durables — 0.0% (d)
DR Horton, Inc.
5.75%, 8/15/2023	6,000	6,731
2.50%, 10/15/2024	4,000	4,247
Mohawk Industries, Inc. 3.85%, 2/1/2023 (e)	15,000	15,931

		26,909

Household Products — 0.2%
Colgate-Palmolive Co. 2.10%, 5/1/2023	15,000	15,658
Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	17,727
Procter & Gamble Co. (The)
3.10%, 8/15/2023	32,000	34,465
0.55%, 10/29/2025	11,000	11,061

		78,911

Independent Power and Renewable Electricity Producers — 0.1%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	39,000	42,220
Southern Power Co. Series E, 2.50%, 12/15/2021	17,000	17,339

		59,559

Industrial Conglomerates — 0.3%
3M Co.
1.75%, 2/14/2023	15,000	15,470
2.25%, 3/15/2023	6,000	6,257
2.65%, 4/15/2025	18,000	19,510
General Electric Co.
3.10%, 1/9/2023	17,000	17,869
3.45%, 5/15/2024	16,000	17,342

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Honeywell International, Inc.
2.15%, 8/8/2022	5,000	5,150
3.35%, 12/1/2023	10,000	10,894
1.35%, 6/1/2025	21,000	21,666
Roper Technologies, Inc.
3.13%, 11/15/2022	10,000	10,456
3.65%, 9/15/2023	15,000	16,270

		140,884

Insurance — 0.4%
Aflac, Inc. 3.25%, 3/17/2025	20,000	22,122
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	15,000	16,075
American International Group, Inc.
4.88%, 6/1/2022	23,000	24,520
4.13%, 2/15/2024	13,000	14,470
Aon Corp. 2.20%, 11/15/2022	15,000	15,518
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	11,000	11,965
Assurant, Inc. 4.00%, 3/15/2023	3,000	3,204
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,770
Kemper Corp. 4.35%, 2/15/2025	27,000	29,981
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	15,000	15,384
MetLife, Inc.
3.05%, 12/15/2022 (c)	6,000	6,318
Series D, 4.37%, 9/15/2023 (c)	12,000	13,288
3.60%, 4/10/2024	5,000	5,506
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	10,000	10,766
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (b)	19,000	20,214

		225,101

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 2/25/2024	6,000	6,574
0.45%, 8/15/2025	36,000	35,935

		42,509

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
3.30%, 12/5/2021	15,000	15,381
2.50%, 11/29/2022	10,000	10,393
2.80%, 8/22/2024	17,000	18,417
0.80%, 6/3/2025	11,000	11,152
eBay, Inc.
3.80%, 3/9/2022	12,000	12,478

Investments	Principal Amount($)	Value($)
2.60%, 7/15/2022	7,000	7,212
1.90%, 3/11/2025	15,000	15,679
Expedia Group, Inc.
3.60%, 12/15/2023 (a)	16,000	16,761
4.50%, 8/15/2024	34,000	36,727

		144,200

IT Services — 0.4%
DXC Technology Co. 4.13%, 4/15/2025	15,000	16,417
Fiserv, Inc. 2.75%, 7/1/2024	18,000	19,269
Global Payments, Inc. 3.75%, 6/1/2023	15,000	16,078
International Business Machines Corp. 1.88%, 8/1/2022	80,000	82,138
Mastercard, Inc. 3.38%, 4/1/2024	12,000	13,178
PayPal Holdings, Inc. 2.40%, 10/1/2024	18,000	19,164
Visa, Inc. 2.80%, 12/14/2022	20,000	20,974

		187,218

Leisure Products — 0.0% (d)
Hasbro, Inc. 3.00%, 11/19/2024	15,000	16,149

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	19,000	20,069

Machinery — 0.1%
CNH Industrial NV (United Kingdom) 4.50%, 8/15/2023	25,000	27,234
nVent Finance SARL (United Kingdom) 3.95%, 4/15/2023	15,000	15,703

		42,937

Media — 0.5%
Charter Communications Operating LLC
4.50%, 2/1/2024	35,000	38,892
4.91%, 7/23/2025	15,000	17,347
Comcast Corp.
3.60%, 3/1/2024	6,000	6,596
3.70%, 4/15/2024	29,000	31,933
3.38%, 8/15/2025	15,000	16,725
3.95%, 10/15/2025	15,000	17,200
Discovery Communications LLC 3.90%, 11/15/2024	15,000	16,583
Fox Corp. 3.05%, 4/7/2025	20,000	21,877
Omnicom Group, Inc. 3.65%, 11/1/2024	15,000	16,552

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	12,000	14,143
ViacomCBS, Inc. 3.50%, 1/15/2025	20,000	21,878
WPP Finance 2010 (United Kingdom)
3.63%, 9/7/2022	6,000	6,305
3.75%, 9/19/2024	15,000	16,519

		242,550

Metals & Mining — 0.1%
Nucor Corp. 4.00%, 8/1/2023	7,000	7,574
Rio Tinto Finance USA Ltd. (Australia) 3.75%, 6/15/2025	15,000	16,883
Southern Copper Corp. (Peru) 3.88%, 4/23/2025	5,000	5,550

		30,007

Multiline Retail — 0.1%
Kohl’s Corp. 4.25%, 7/17/2025	15,000	15,952
Target Corp.
2.90%, 1/15/2022	16,000	16,470
2.25%, 4/15/2025	15,000	16,023

		48,445

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	15,000	15,754
3.75%, 11/15/2023	15,000	16,345
CenterPoint Energy, Inc. 3.85%, 2/1/2024	15,000	16,448
Delmarva Power & Light Co. 3.50%, 11/15/2023	35,000	37,983
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	9,000	9,217
3.07%, 8/15/2024 (c)	10,000	10,810
DTE Energy Co. Series D, 3.70%, 8/1/2023	18,000	19,476
NiSource, Inc. 0.95%, 8/15/2025	15,000	14,987

		141,020

Oil, Gas & Consumable Fuels — 1.9%
BP Capital Markets America, Inc.
2.75%, 5/10/2023	15,000	15,839
3.22%, 4/14/2024	21,000	22,648
BP Capital Markets plc (United Kingdom)
2.75%, 5/10/2023	8,000	8,403
3.99%, 9/26/2023	43,000	47,195
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	16,000	17,462
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	12,000	13,758

Investments	Principal Amount($)	Value($)
Chevron Corp.
2.41%, 3/3/2022	10,000	10,229
1.14%, 5/11/2023	6,000	6,118
1.55%, 5/11/2025	35,000	36,358
Chevron USA, Inc. 0.43%, 8/11/2023	26,000	26,069
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	10,000	11,149
4.13%, 1/16/2025	27,000	29,204
Energy Transfer Operating LP
4.90%, 2/1/2024	27,000	29,191
2.90%, 5/15/2025	15,000	15,576
Enterprise Products Operating LLC
3.35%, 3/15/2023	15,000	15,877
3.75%, 2/15/2025	20,000	22,309
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (b)	19,000	17,587
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	26,104
Equinor ASA (Norway) 2.88%, 4/6/2025	98,000	106,571
Exxon Mobil Corp.
2.73%, 3/1/2023	20,000	20,979
3.18%, 3/15/2024	22,000	23,739
2.02%, 8/16/2024	15,000	15,755
2.99%, 3/19/2025	25,000	27,316
Kinder Morgan Energy Partners LP
4.15%, 3/1/2022	15,000	15,675
4.15%, 2/1/2024	21,000	22,952
Marathon Petroleum Corp.
4.50%, 5/1/2023	21,000	22,698
4.70%, 5/1/2025	15,000	17,024
MPLX LP 4.88%, 12/1/2024	46,000	52,167
Noble Energy, Inc. 3.90%, 11/15/2024	15,000	16,693
ONEOK Partners LP
3.38%, 10/1/2022	15,000	15,628
5.00%, 9/15/2023	24,000	26,149
ONEOK, Inc. 2.20%, 9/15/2025	15,000	15,112
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (f)	1	1
Phillips 66 3.85%, 4/9/2025	10,000	11,184
Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,821
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	36,000	41,633
Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	20,000	21,791

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	16,000	17,085
Total Capital International SA (France)
2.88%, 2/17/2022	10,000	10,308
3.75%, 4/10/2024	20,000	22,133
Valero Energy Corp. 2.85%, 4/15/2025	20,000	21,017
Williams Cos., Inc. (The)
3.60%, 3/15/2022	15,000	15,524
3.90%, 1/15/2025	25,000	27,481

		973,512

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	15,000	16,066
Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	18,351

		34,417

Personal Products — 0.0% (d)
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	17,000	17,973

Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	15,000	16,194
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	16,249
3.63%, 5/15/2024	20,000	21,947
2.90%, 7/26/2024	16,000	17,294
3.88%, 8/15/2025	15,000	17,088
0.75%, 11/13/2025	58,000	58,063
Eli Lilly and Co. 2.75%, 6/1/2025	15,000	16,378
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	18,000	19,470
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 3/18/2023	10,000	10,559
3.38%, 5/15/2023	25,000	26,834
Johnson & Johnson
2.25%, 3/3/2022	20,000	20,475
3.38%, 12/5/2023	41,000	44,751
2.63%, 1/15/2025	19,000	20,608
0.55%, 9/1/2025	15,000	15,034
Merck & Co., Inc.
2.40%, 9/15/2022	6,000	6,199
2.75%, 2/10/2025	35,000	37,925
Mylan, Inc. 4.20%, 11/29/2023	15,000	16,403
Novartis Capital Corp. (Switzerland) 2.40%, 5/17/2022	37,000	38,112
Pfizer, Inc. 3.40%, 5/15/2024	15,000	16,464

		436,047

Investments	Principal Amount($)	Value($)
Professional Services — 0.0% (d)
Verisk Analytics, Inc. 4.13%, 9/12/2022	17,000	18,011

Real Estate Management & Development — 0.0% (d)
CBRE Services, Inc. 5.25%, 3/15/2025	5,000	5,792

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	15,000	15,789
3.85%, 9/1/2023	4,000	4,347
3.75%, 4/1/2024	8,000	8,774
CSX Corp. 3.40%, 8/1/2024	4,000	4,380
Norfolk Southern Corp. 3.85%, 1/15/2024	13,000	14,195
Ryder System, Inc.
3.75%, 6/9/2023	15,000	16,148
4.63%, 6/1/2025	8,000	9,210
Union Pacific Corp.
2.95%, 3/1/2022	6,000	6,197
4.16%, 7/15/2022	15,000	15,780
3.75%, 7/15/2025	15,000	16,994

		111,814

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 3.13%, 12/5/2023	6,000	6,449
Broadcom Corp. 3.13%, 1/15/2025	25,000	26,930
Broadcom, Inc.
3.13%, 10/15/2022	15,000	15,716
3.63%, 10/15/2024	12,000	13,148
4.70%, 4/15/2025	12,000	13,739
Intel Corp.
2.35%, 5/11/2022	16,000	16,446
2.70%, 12/15/2022	30,000	31,469
3.40%, 3/25/2025	20,000	22,286
Microchip Technology, Inc. 4.33%, 6/1/2023	5,000	5,415
NXP BV (Netherlands) 4.88%, 3/1/2024 (a)	30,000	33,820
QUALCOMM, Inc. 2.60%, 1/30/2023	30,000	31,410
Texas Instruments, Inc. 1.38%, 3/12/2025	16,000	16,537

		233,365

Software — 0.5%
Adobe, Inc. 1.90%, 2/1/2025	9,000	9,498
Microsoft Corp.
2.38%, 2/12/2022	58,000	59,360
3.63%, 12/15/2023	15,000	16,396
2.70%, 2/12/2025	25,000	27,141

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Oracle Corp.
2.50%, 5/15/2022	15,000	15,427
2.50%, 10/15/2022	16,000	16,655
2.40%, 9/15/2023	39,000	41,039
3.40%, 7/8/2024	16,000	17,474
2.95%, 11/15/2024	25,000	27,130
VMware, Inc. 2.95%, 8/21/2022	15,000	15,618

		245,738

Specialty Retail — 0.2%
AutoZone, Inc. 2.88%, 1/15/2023	10,000	10,430
Home Depot, Inc. (The)
3.25%, 3/1/2022	15,000	15,565
2.70%, 4/1/2023	15,000	15,742
Lowe’s Cos., Inc. 3.13%, 9/15/2024	30,000	32,544
TJX Cos., Inc. (The) 3.50%, 4/15/2025	25,000	27,803

		102,084

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.50%, 2/9/2022	10,000	10,249
2.10%, 9/12/2022	15,000	15,475
2.85%, 2/23/2023	15,000	15,784
2.40%, 5/3/2023	15,000	15,753
3.45%, 5/6/2024	10,000	10,997
2.85%, 5/11/2024	16,000	17,201
1.80%, 9/11/2024	18,000	18,846
2.75%, 1/13/2025	10,000	10,833
2.50%, 2/9/2025	20,000	21,561
1.13%, 5/11/2025	24,000	24,547
0.55%, 8/20/2025	30,000	30,005
Dell International LLC
4.00%, 7/15/2024 (a)	15,000	16,496
5.85%, 7/15/2025 (a)	16,000	19,041
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	16,000	16,337
4.65%, 10/1/2024	15,000	17,004
HP, Inc.
4.05%, 9/15/2022	12,000	12,741
2.20%, 6/17/2025	27,000	28,567
Seagate HDD Cayman 4.88%, 3/1/2024	16,000	17,542

		318,979

Textiles, Apparel & Luxury Goods — 0.0% (d)
NIKE, Inc. 2.40%, 3/27/2025	20,000	21,492

Tobacco — 0.3%
Altria Group, Inc.
2.85%, 8/9/2022	15,000	15,608
3.80%, 2/14/2024	23,000	25,110

Investments	Principal Amount($)	Value($)
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	15,000	16,038
Philip Morris International, Inc.
2.63%, 3/6/2023	20,000	21,029
2.13%, 5/10/2023	25,000	25,987
1.50%, 5/1/2025	10,000	10,334
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	16,000	18,244

		132,350

Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.75%, 1/15/2023	15,000	15,344
3.00%, 9/15/2023	15,000	15,561
Aircastle Ltd. 4.13%, 5/1/2024	6,000	6,188

		37,093

Water Utilities — 0.0% (d)
American Water Capital Corp. 3.40%, 3/1/2025	5,000	5,529

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.50%, 4/15/2025 (a)	30,000	33,158
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	20,000	21,883

		55,041

TOTAL CORPORATE BONDS (Cost $12,408,107)		12,738,108

MORTGAGE-BACKED SECURITIES — 7.8%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	16,544	17,336
Pool # G14783, 3.50%, 10/1/2026	15,644	16,580
Pool # G14415, 2.50%, 4/1/2027	26,816	27,912
Pool # J18818, 2.50%, 4/1/2027	13,297	13,841
Pool # J20134, 3.00%, 8/1/2027	10,533	11,055
Pool # G18452, 2.50%, 12/1/2027	39,872	41,502
Pool # E04178, 2.50%, 2/1/2028	11,141	11,625
Pool # J23906, 2.50%, 5/1/2028	40,326	42,023

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # J23582, 3.00%, 5/1/2028	15,195	16,045
Pool # J24561, 2.50%, 6/1/2028	8,601	9,012
Pool # G18472, 2.50%, 7/1/2028	12,727	13,263
Pool # G15724, 4.00%, 1/1/2029	3,610	3,837
Pool # G16577, 4.00%, 1/1/2029	7,885	8,379
Pool # G18511, 2.50%, 5/1/2029	7,489	7,809
Pool # G18512, 3.00%, 5/1/2029	12,933	13,651
Pool # G15164, 3.00%, 9/1/2029	5,559	5,868
Pool # G18533, 2.50%, 12/1/2029	11,455	11,945
Pool # G18549, 2.50%, 4/1/2030	32,491	33,991
Pool # G16749, 2.00%, 7/1/2030	10,287	10,711
Pool # G18568, 2.50%, 9/1/2030	15,349	16,058
Pool # J33012, 3.00%, 10/1/2030	32,068	34,154
Pool # G18587, 3.00%, 2/1/2031	16,285	17,159
Pool # G18600, 2.50%, 5/1/2031	11,394	11,894
Pool # G16028, 3.00%, 8/1/2031	8,390	8,888
Pool # G18611, 2.50%, 9/1/2031	20,637	21,543
Pool # J35495, 2.50%, 10/1/2031	32,421	34,447
Pool # G18620, 3.00%, 11/1/2031	12,269	12,927
Pool # G18626, 2.50%, 1/1/2032	68,071	71,056
Pool # G18632, 3.00%, 2/1/2032	12,509	13,181
Pool # J37147, 3.00%, 6/1/2032	11,173	11,960
Pool # G16207, 3.50%, 7/1/2032	11,154	12,198
Pool # J38058, 3.00%, 11/1/2032	36,346	39,200
Pool # J39722, 3.00%, 10/1/2033	11,133	11,875
Pool # G18715, 3.00%, 12/1/2033	10,278	10,774
Pool # G16756, 3.50%, 1/1/2034	12,169	13,095

Investments	Principal Amount($)	Value($)
Pool # G18720, 3.50%, 1/1/2034	7,351	7,772
Pool # G18723, 3.50%, 2/1/2034	6,890	7,285
Pool # G18726, 3.50%, 3/1/2034	6,248	6,601
FHLMC UMBS, 15 Year
Pool # ZK2607, 3.50%, 10/1/2025	3,642	3,862
Pool # ZK2904, 3.50%, 1/1/2026	11,301	11,965
Pool # ZK7463, 3.50%, 3/1/2027	8,362	8,881
Pool # ZS8020, 3.00%, 9/1/2027	15,626	16,404
Pool # ZS6596, 3.00%, 11/1/2027	8,225	8,656
Pool # ZK5814, 3.00%, 7/1/2028	24,656	26,057
Pool # ZK5986, 3.50%, 9/1/2028	8,657	9,286
Pool # ZK6024, 3.50%, 9/1/2028	18,564	19,913
Pool # ZK6594, 3.00%, 4/1/2029	7,148	7,545
Pool # ZK6827, 3.00%, 8/1/2029	9,196	9,742
Pool # ZS8622, 3.00%, 9/1/2031	21,852	23,024
Pool # ZS8628, 2.00%, 11/1/2031	3,794	3,952
Pool # SB0084, 3.00%, 2/1/2032	8,245	8,703
Pool # ZK9051, 3.00%, 11/1/2032	26,112	27,845
Pool # ZS7938, 2.50%, 1/1/2033	9,128	9,682
Pool # ZS7988, 3.50%, 2/1/2033	15,637	17,103
Pool # ZK9341, 3.00%, 3/1/2033	4,240	4,523
Pool # ZT0716, 3.00%, 10/1/2033	5,811	6,089
Pool # SB0257, 4.00%, 11/1/2033	6,646	7,062
Pool # SB0194, 2.50%, 12/1/2033	10,565	11,008
Pool # ZT1557, 4.00%, 12/1/2033	6,582	6,989
Pool # ZT1725, 3.50%, 1/1/2034	6,084	6,548
Pool # ZT1799, 3.50%, 3/1/2034	3,332	3,525

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # SB8008, 2.50%, 8/1/2034	11,317	11,759
Pool # SB8013, 2.50%, 9/1/2034	7,067	7,343
Pool # SB8010, 2.50%, 10/1/2034	13,833	14,374
Pool # SB8012, 3.50%, 10/1/2034	7,053	7,460
Pool # SB0109, 2.50%, 11/1/2034	40,372	42,534
Pool # SB8015, 2.50%, 11/1/2034	26,104	27,124
Pool # QN1052, 3.00%, 11/1/2034	8,584	9,059
Pool # SB8017, 3.50%, 11/1/2034	13,787	14,583
Pool # SB8021, 3.00%, 12/1/2034	10,691	11,178
Pool # SB0260, 2.50%, 2/1/2035	17,926	18,626
Pool # SB0264, 2.50%, 2/1/2035	22,457	23,829
Pool # SB8036, 3.00%, 3/1/2035	29,864	31,225
Pool # SB8045, 2.50%, 5/1/2035	12,017	12,514
Pool # QN2057, 3.00%, 5/1/2035	15,446	16,643
Pool # SB0345, 2.00%, 6/1/2035	94,516	99,256
Pool # SB0401, 2.00%, 7/1/2035	27,725	28,872
Pool # SB0394, 2.50%, 7/1/2035	17,151	17,861
Pool # SB8501, 2.00%, 8/1/2035	109,100	114,571
Pool # SB0406, 2.50%, 8/1/2035	29,830	31,488
Pool # SB8067, 1.50%, 9/1/2035	34,015	34,888
Pool # SB8061, 2.00%, 9/1/2035	137,024	142,692
Pool # SB8062, 2.50%, 9/1/2035	43,508	45,310
Pool # RC1591, 1.50%, 10/1/2035	76,036	78,151
Pool # SB8068, 1.50%, 10/1/2035	25,604	26,261
FNMA UMBS, 15 Year
Pool # AE0988, 4.00%, 9/1/2025	4,626	4,905
Pool # AL1168, 3.50%, 1/1/2026	4,900	5,203

Investments	Principal Amount($)	Value($)
Pool # AL0519, 4.00%, 3/1/2026	4,392	4,670
Pool # AH9695, 4.00%, 4/1/2026	5,990	6,366
Pool # AL4643, 4.00%, 7/1/2026	5,648	5,989
Pool # AB4086, 3.00%, 12/1/2026	20,694	21,680
Pool # AJ9357, 3.50%, 1/1/2027	10,528	11,182
Pool # AW7396, 3.50%, 1/1/2027	10,930	11,572
Pool # AK3264, 3.00%, 2/1/2027	10,927	11,447
Pool # AW7395, 3.00%, 2/1/2027	10,062	10,542
Pool # AK5412, 3.00%, 3/1/2027	10,139	10,646
Pool # AL1746, 3.50%, 3/1/2027	6,101	6,480
Pool # AB5095, 3.00%, 5/1/2027	10,470	11,013
Pool # AL2224, 3.50%, 7/1/2027	10,889	11,561
Pool # AQ5118, 2.50%, 11/1/2027	7,376	7,675
Pool # AQ1688, 2.00%, 12/1/2027	7,844	8,165
Pool # MA1277, 2.50%, 12/1/2027	63,341	65,914
Pool # AR1045, 2.50%, 1/1/2028	15,314	15,936
Pool # AL3041, 2.00%, 2/1/2028	10,790	11,231
Pool # AR4180, 2.50%, 2/1/2028	33,473	35,031
Pool # AL3060, 3.00%, 2/1/2028	28,192	29,581
Pool # AT2769, 2.00%, 5/1/2028	14,008	14,582
Pool # AL3764, 3.50%, 5/1/2028	15,601	16,729
Pool # MA1467, 2.00%, 6/1/2028	8,129	8,462
Pool # BM3954, 2.50%, 12/1/2028	53,227	55,452
Pool # AV8783, 3.00%, 1/1/2029	15,600	16,465
Pool # AV4793, 3.50%, 5/1/2029	9,594	10,289
Pool # AW3641, 3.00%, 6/1/2029	16,133	17,021
Pool # AW8317, 2.50%, 9/1/2029	8,821	9,196

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AL7205, 3.50%, 12/1/2029	3,496	3,749
Pool # AX7696, 3.00%, 1/1/2030	26,341	27,792
Pool # AS4489, 2.50%, 3/1/2030	3,073	3,228
Pool # AY6338, 2.50%, 3/1/2030	49,972	52,264
Pool # AS4678, 3.00%, 3/1/2030	34,083	35,945
Pool # AL9852, 3.00%, 9/1/2030	22,233	23,448
Pool # BC0035, 3.00%, 11/1/2030	28,098	30,112
Pool # BA6893, 2.50%, 2/1/2031	6,872	7,187
Pool # BC1973, 2.50%, 3/1/2031	24,790	25,868
Pool # BC9099, 2.50%, 3/1/2031	10,342	10,816
Pool # BC2482, 3.00%, 3/1/2031	24,891	26,219
Pool # AL9421, 4.00%, 3/1/2031	6,524	6,933
Pool # AS7067, 3.50%, 4/1/2031	7,896	8,521
Pool # BD4574, 2.00%, 6/1/2031	20,456	21,307
Pool # FM1336, 3.50%, 6/1/2031	10,709	11,496
Pool # AS7467, 2.50%, 7/1/2031	13,571	14,161
Pool # AS7606, 2.50%, 7/1/2031	37,461	39,555
Pool # AS7620, 2.50%, 7/1/2031	84,474	88,878
Pool # AS7657, 2.50%, 8/1/2031	18,910	20,068
Pool # MA2774, 2.00%, 10/1/2031	2,067	2,153
Pool # BM3174, 3.50%, 5/1/2032	5,565	6,013
Pool # MA3188, 3.00%, 11/1/2032	6,395	6,715
Pool # 890822, 3.00%, 12/1/2032	67,048	71,474
Pool # BM3207, 3.00%, 12/1/2032	17,778	19,023
Pool # BM3276, 3.50%, 12/1/2032	15,577	16,770
Pool # CA1089, 3.00%, 2/1/2033	12,087	12,992
Pool # FM1309, 2.00%, 3/1/2033	4,685	4,880

Investments	Principal Amount($)	Value($)
Pool # FM3937, 3.00%, 4/1/2033	12,851	13,682
Pool # MA3437, 3.00%, 8/1/2033	10,368	10,864
Pool # CA2407, 4.00%, 9/1/2033	15,859	17,060
Pool # FM4036, 2.50%, 12/1/2033	17,058	17,776
Pool # BN3975, 3.00%, 1/1/2034	1,801	1,887
Pool # MA3559, 3.50%, 1/1/2034	4,310	4,556
Pool # MA3588, 3.50%, 2/1/2034	17,520	18,521
Pool # MA3589, 4.00%, 2/1/2034	19,452	20,651
Pool # MA3631, 3.00%, 4/1/2034	20,646	21,589
Pool # FM1810, 4.00%, 4/1/2034	6,538	7,056
Pool # MA3657, 3.00%, 5/1/2034	12,827	13,412
Pool # FM1071, 3.50%, 5/1/2034	12,207	13,349
Pool # MA3709, 2.50%, 6/1/2034	11,262	11,701
Pool # MA3729, 2.50%, 7/1/2034	3,739	3,884
Pool # MA3695, 3.00%, 7/1/2034	8,555	8,946
Pool # BJ5549, 3.00%, 8/1/2034	4,538	4,754
Pool # FM2403, 3.50%, 9/1/2034	18,513	19,974
Pool # MA3797, 2.50%, 10/1/2034	7,489	7,780
Pool # FM1900, 2.50%, 11/1/2034	13,308	14,113
Pool # MA3827, 2.50%, 11/1/2034	42,954	44,626
Pool # MA3828, 3.00%, 11/1/2034	18,601	19,450
Pool # MA3956, 3.00%, 3/1/2035	26,725	28,245
Pool # MA4012, 2.00%, 5/1/2035	34,971	36,416
Pool # MA4013, 2.50%, 5/1/2035	42,895	44,673
Pool # FM3493, 3.50%, 5/1/2035	13,191	14,262
Pool # BP5762, 2.50%, 6/1/2035	58,109	60,518
Pool # FM3654, 3.00%, 6/1/2035	14,464	15,459

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA4074, 2.00%, 7/1/2035	97,881	101,926
Pool # MA4075, Class 177, 2.50%, 7/1/2035	23,665	24,646
Pool # MA4095, 2.00%, 8/1/2035	112,408	117,052
Pool # FM3936, 2.50%, 8/1/2035	18,692	19,773
Pool # MA4099, 2.50%, 8/1/2035	53,637	55,860
Pool # MA4122, 1.50%, 9/1/2035	15,653	16,055
Pool # MA4123, 2.00%, 9/1/2035	100,433	104,583
Pool # CA7497, 2.50%, 10/1/2035	13,919	14,693
Pool # FM4368, 1.50%, 11/1/2035	27,820	28,534
Pool # MA4179, 2.00%, 11/1/2035	55,653	57,952
Pool # MA4206, 2.00%, 12/1/2035	15,000	15,620
GNMA I, 15 Year
Pool # AA8397, 2.50%, 3/15/2028	8,398	8,818
GNMA II, 15 Year
Pool # 796502, 3.00%, 4/20/2022	6,157	6,463
Pool # MA1134, 3.00%, 7/20/2028	11,677	12,242
Pool # MA4559, 3.00%, 7/20/2032	12,879	13,533
Pool # MA4625, 3.50%, 8/20/2032	9,135	9,694
Pool # MA5791, 3.50%, 3/20/2034	2,381	2,532
Pool # MA6256, 3.50%, 12/20/2034	10,899	11,593
Pool # MA6906, 2.50%, 10/20/2035	21,837	22,829

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,925,009)		3,996,571

SUPRANATIONAL — 3.3%
African Development Bank (Supranational)
3.00%, 12/6/2021	17,000	17,481
1.63%, 9/16/2022	36,000	36,900
3.00%, 9/20/2023	15,000	16,137

Investments	Principal Amount($)	Value($)
Asian Development Bank (Supranational)
1.88%, 2/18/2022	15,000	15,302
0.63%, 4/7/2022	93,000	93,541
1.88%, 8/10/2022	45,000	46,259
2.75%, 3/17/2023	38,000	40,179
1.50%, 10/18/2024	30,000	31,319
2.00%, 1/22/2025	23,000	24,495
0.63%, 4/29/2025	18,000	18,143
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	21,000	22,372
0.50%, 5/28/2025	45,000	45,023
Corp. Andina de Fomento (Supranational) 3.75%, 11/23/2023	22,000	23,786
European Bank for Reconstruction & Development (Supranational)
2.13%, 3/7/2022	43,000	44,036
1.50%, 2/13/2025	30,000	31,345
0.50%, 11/25/2025	41,000	41,029
European Investment Bank (Supranational)
2.25%, 8/15/2022	54,000	55,872
1.38%, 9/6/2022	15,000	15,308
2.50%, 3/15/2023	145,000	152,514
3.25%, 1/29/2024	8,000	8,748
2.25%, 6/24/2024	48,000	51,319
2.50%, 10/15/2024	39,000	42,261
1.63%, 3/14/2025	61,000	64,171
Inter-American Development Bank (Supranational)
1.75%, 4/14/2022	70,000	71,477
1.75%, 9/14/2022	43,000	44,170
2.50%, 1/18/2023	36,000	37,729
0.50%, 5/24/2023	17,000	17,107
3.00%, 2/21/2024	16,000	17,376
0.63%, 7/15/2025	43,000	43,330
International Bank for Reconstruction & Development (Supranational)
2.00%, 1/26/2022	115,000	117,374
2.13%, 7/1/2022	35,000	36,053
1.88%, 6/19/2023	19,000	19,782
2.50%, 3/19/2024	37,000	39,670
2.50%, 11/25/2024	15,000	16,262
2.13%, 3/3/2025	29,000	31,082
0.75%, 3/11/2025	22,000	22,310
0.63%, 4/22/2025	25,000	25,217
0.38%, 7/28/2025	94,000	93,695
2.50%, 7/29/2025	34,000	37,207
International Finance Corp. (Supranational)
2.88%, 7/31/2023	30,000	32,070
1.38%, 10/16/2024	15,000	15,590
0.38%, 7/16/2025	15,000	14,947

TOTAL SUPRANATIONAL (Cost $1,642,526)		1,669,988

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
FFCB
3.00%, 10/19/2021	50,000	51,234
1.63%, 12/27/2021	25,000	25,383
1.55%, 1/28/2022	133,000	135,050
0.13%, 11/23/2022	40,000	39,939
FHLB
1.13%, 7/14/2021	85,000	85,514
2.38%, 9/10/2021	25,000	25,436
1.63%, 11/19/2021	30,000	30,432
2.50%, 3/11/2022	70,000	72,072
2.13%, 6/10/2022	20,000	20,578
2.50%, 2/13/2024	15,000	16,077
1.50%, 8/15/2024	60,000	62,719
FHLMC
2.38%, 1/13/2022	234,000	239,863
0.25%, 6/26/2023	125,000	125,113
0.25%, 8/24/2023	55,000	55,034
0.38%, 3/25/2024	27,000	26,994
1.50%, 2/12/2025	62,000	64,913
0.38%, 7/21/2025	39,000	38,862
FNMA
2.00%, 1/5/2022	18,000	18,366
2.63%, 1/11/2022	135,000	138,744
2.25%, 4/12/2022	18,000	18,511
2.00%, 10/5/2022	35,000	36,171
0.25%, 5/22/2023	12,000	12,008
1.75%, 7/2/2024	15,000	15,785
2.63%, 9/6/2024	15,000	16,327
1.63%, 10/15/2024	40,000	42,058
1.63%, 1/7/2025	40,000	42,043
0.63%, 4/22/2025	40,000	40,403
0.50%, 6/17/2025	32,000	32,115
Israel Government AID Bond (Israel) 5.50%, 4/26/2024	15,000	17,595
Tennessee Valley Authority
1.88%, 8/15/2022	10,000	10,281
2.88%, 9/15/2024	20,000	21,910

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,561,022)		1,577,530

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Benchmark Mortgage Trust
Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	27,139
Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,350
Series 2020-B17, Class A2, 2.21%, 3/15/2053	50,000	52,236

Investments	Principal Amount($)	Value($)
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	50,000	55,009
CGMS Commercial Mortgage Trust
Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	17,464
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,749
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	12,000	12,707
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,863
COMM Mortgage Trust
Series 2015-DC1, Class C, 4.45%, 2/10/2048 (g)	45,000	43,382
Commercial Mortgage Trust
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	15,000	15,663
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,969	26,926
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,823
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	42,968	46,364
Series 2014-UBS4, Class A5, 3.69%, 8/10/2047	50,000	54,604
Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	12,386	12,908
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	40,000	44,216
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K016, Class A2, 2.97%, 10/25/2021	27,359	27,621
Series K019, Class A2, 2.27%, 3/25/2022	15,322	15,512
Series K020, Class A2, 2.37%, 5/25/2022	10,000	10,164
Series K720, Class A2, 2.72%, 6/25/2022	15,000	15,302
Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,918
Series K028, Class A2, 3.11%, 2/25/2023	10,000	10,504
Series K042, Class A1, 2.27%, 6/25/2024	20,031	20,621
Series K044, Class A2, 2.81%, 1/25/2025	16,000	17,371
Series K046, Class A2, 3.21%, 3/25/2025	26,000	28,629
Series K733, Class A2, 3.75%, 8/25/2025	100,000	112,122
Series K737, Class A1, 2.12%, 6/25/2026	59,426	62,174

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FNMA ACES
Series 2017-M10, Class AV2, 2.64%, 7/25/2024 (g)	14,000	14,847
Series 2017-M7, Class A1, 2.60%, 12/25/2026	54,611	57,481
GS Mortgage Securities Trust
Series 2013-GC12, Class C, 4.18%, 6/10/2046 ‡(g)	25,000	24,001
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	32,330
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	18,012
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class C, 3.96%, 4/15/2046 ‡(g)	22,000	18,004
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,922
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	12,374	13,000
Series 2014-C19, Class C, 4.83%, 4/15/2047 ‡(g)	10,000	9,709
Series 2014-C22, Class AS, 4.11%, 9/15/2047	15,000	16,144
Series 2014-C23, Class C, 4.62%, 9/15/2047 ‡(g)	20,000	20,284
Series 2015-C32, Class B, 4.39%, 11/15/2048 (g)	23,000	22,627
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	12,000	12,385
Series 2014-C19, Class A3, 3.25%, 12/15/2047	6,385	6,837
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	38,887	41,180
Series 2015-C25, Class B, 4.68%, 10/15/2048 (g)	20,000	22,022
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 7/15/2049	3,922	3,964
UBS Commercial Mortgage Trust
Series 2018-C13, Class A2, 4.21%, 10/15/2051	9,766	10,476
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	24,029

Investments	Principal Amount($)	Value($)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,568
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	12,000	12,899
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	36,805
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS, 4.09%, 6/15/2045 (g)	32,000	33,102
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,421
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	13,794
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	13,103

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,341,626)		1,352,287

FOREIGN GOVERNMENT SECURITIES — 1.2%
Canada Government Bond (Canada)
2.63%, 1/25/2022	10,000	10,278
2.00%, 11/15/2022	75,000	77,609
1.63%, 1/22/2025	10,000	10,508
Export Development Canada (Canada)
2.50%, 1/24/2023	35,000	36,686
2.75%, 3/15/2023	25,000	26,424
2.63%, 2/21/2024	20,000	21,493
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	18,000	19,830
5.75%, 11/22/2023	6,000	6,860
Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	5,000	5,828
Oriental Republic of Uruguay (Uruguay) 4.50%, 8/14/2024	7,000	7,692
Province of Alberta (Canada)
2.20%, 7/26/2022	22,000	22,683
1.00%, 5/20/2025	10,000	10,151
Province of British Columbia (Canada)
2.00%, 10/23/2022	15,000	15,493
1.75%, 9/27/2024	24,000	25,254
Province of Ontario (Canada)
2.40%, 2/8/2022	10,000	10,253
2.25%, 5/18/2022	21,000	21,600
2.45%, 6/29/2022	15,000	15,507
3.05%, 1/29/2024	16,000	17,325
3.20%, 5/16/2024	15,000	16,418

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Province of Quebec (Canada)
2.63%, 2/13/2023	20,000	20,993
2.50%, 4/9/2024	15,000	16,041
1.50%, 2/11/2025	10,000	10,403
Republic of Colombia (Colombia) 8.13%, 5/21/2024	53,000	64,402
Republic of Korea (South Korea) 5.63%, 11/3/2025	100,000	123,449
Republic of Philippines (Philippines) 10.63%, 3/16/2025	12,000	17,027
Republic of Poland (Poland) 4.00%, 1/22/2024	7,000	7,773

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $624,537)		637,980

ASSET-BACKED SECURITIES — 0.9%
Ally Auto Receivables Trust
Series 2018-3, Class A4, 3.12%, 7/17/2023	10,000	10,269
American Express Credit Account Master Trust
Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	31,173
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,449
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1, 2.84%, 12/15/2024	30,000	30,939
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4, 1.96%, 2/18/2025	32,000	33,118
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	30,000	30,734
Citibank Credit Card Issuance Trust
Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	35,430
Ford Credit Floorplan Master Owner Trust A
Series 2019-3, Class A1, 2.23%, 9/15/2024	40,000	41,270
Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,909
Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,636
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	10,000	10,193
Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	22,790

Investments	Principal Amount($)	Value($)
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3, 0.37%, 10/18/2024	59,000	59,089
Nissan Auto Lease Trust
Series 2019-A, Class A3, 2.76%, 3/15/2022	6,285	6,326
Santander Drive Auto Receivables Trust
Series 2020-1, Class B, 3.03%, 11/15/2024	16,000	16,547
Synchrony Credit Card Master Note Trust
Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	16,034
Toyota Auto Receivables Owner Trust
Series 2019-D, Class A3, 1.92%, 1/16/2024	24,000	24,481
Series 2020-A, Class A3, 1.66%, 5/15/2024	26,000	26,528
World Omni Auto Receivables Trust
Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,841

TOTAL ASSET-BACKED SECURITIES (Cost $444,178)		450,756

MUNICIPAL BONDS — 0.2% (h)
Illinois — 0.0% (d)
State of Illinois, Taxable Pension GO, 4.95%, 6/1/2023	17,727	18,076

New Jersey — 0.2%
New Jersey Economic Development Authority, Pension Funding Series 1997B, Rev., AGM, Zero Coupon, 2/15/2024	101,000	97,418

TOTAL MUNICIPAL BONDS (Cost $114,850)		115,494

	Shares
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (i)(j) (Cost $205,524)	205,524	205,524

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (d)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j) (Cost $15,393)	15,393	15,393

TOTAL SHORT-TERM INVESTMENTS (COST $220,917)		220,917

Total Investments — 99.3% (Cost $49,513,555)		50,666,287
Other Assets Less Liabilities — 0.7%		339,769

Net Assets — 100.0%		51,006,056

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is $14,869.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$450,756	$—	$450,756
Commercial Mortgage-Backed Securities	—	1,231,005	121,282	1,352,287
Corporate Bonds	—	12,738,108	—	12,738,108
Foreign Government Securities	—	637,980	—	637,980
Mortgage-Backed Securities	—	3,996,571	—	3,996,571
Municipal Bonds	—	115,494	—	115,494
Supranational	—	1,669,988	—	1,669,988
U.S. Government Agency Securities	—	1,577,530	—	1,577,530
U.S. Treasury Obligations	—	27,906,656	—	27,906,656
Short-Term Investments
Investment Companies	205,524	—	—	205,524
Investment of cash collateral from securities loaned	15,393	—	—	15,393

Total Short-Term Investments	220,917	—	—	220,917

Total Investments in Securities	$220,917	$50,324,088	$121,282	$50,666,287

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$—	$60,000	$59,992	$(8)	$—	$—	—	$15	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	—	2,650,113	2,634,720	—	—	15,393	15,393	247	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	95,622	13,698,132	13,588,230	—	—	205,524	205,524	162	—

Total	$95,622	$16,408,245	$16,282,942	$(8)	$—	$220,917		$424	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.